15. Gain (Loss) on Extinguishment of Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on extinguishment of debt	$ 0	$ 277,734	$ 333,823	$ 1,051,734
Notes payable [Member] | Settlement Agreements - Without Common Stock [Member]
Gain (loss) on extinguishment of debt			35,403	952,400
Notes payable [Member] | Settlement Agreements - With Common Stock [Member]
Gain (loss) on extinguishment of debt			0	(33,594)
Notes payable [Member] | Write-Off Notes Payable [Member]
Gain (loss) on extinguishment of debt			20,000	0
Accounts payable and accrued expenses [Member] | Settlement Agreements - Without Common Stock [Member]
Gain (loss) on extinguishment of debt			105,012	0
Accounts payable and accrued expenses [Member] | Write-off accuonts payable and accrued expenses [Member]
Gain (loss) on extinguishment of debt			102,319	0
Accounts payable and accrued expenses [Member] | Settlement Agreements - With Common Stock [Member]
Gain (loss) on extinguishment of debt			2,089	142,876
Assignment of Asher Note [Member]
Gain (loss) on extinguishment of debt			0	(9,948)
Past due Federal payroll taxes [Member]
Gain (loss) on extinguishment of debt			54,000	0
Forgiveness of advances from related parties [Member]
Gain (loss) on extinguishment of debt			$ 15,000	$ 0